Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax liabilities:
Deferred income tax liabilities	$ (20,304)
Property and equipment [Member]
Deferred income tax assets:
Deferred income tax assets	2,032	1,253
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	1,368	1,406
Financing costs [Member]
Deferred income tax assets:
Deferred income tax assets	1,858	2,383
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Deferred income tax assets	53,561	46,571
Secured note liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	834	21,814
Restricted interest and financing expense [Member]
Deferred income tax assets:
Deferred income tax assets	5,423
Mineral interests [Member]
Deferred income tax liabilities:
Deferred income tax liabilities	$ (85,380)	$ (73,427)